Condensed Consolidated Statements of Operations and Deficit - USD ($)		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating expenses
Selling, marketing and administration (Note 22)		$ 8,137,998	$ 6,697,387	$ 6,173,875
Research and development (Note 22)		6,634,317	2,083,815	2,262,476
Operating expenses		14,772,315	8,781,202	8,436,351
Impairment of long lived assets (Notes 10 and 24)			1,764,459
Interest expense (Notes 9 and 12)		937,903	819,911
Amortization of debt issuance costs (Note 12)			372,340
Other income, including interest		(41,148)	(10,540)	(14,234)
Credit loss on receivable from sale of discontinued operation (Notes 3 and 23)		2,500,000
Net loss from continuing operations, before taxes		(18,169,070)	(11,727,372)	(8,422,117)
Income tax recovery (Note 25)	[1]		292,740
Net loss from continuing operations		(18,169,070)	(11,434,632)	(8,422,117)
Income (loss) from discontinued operations, net of taxes (Notes 23 and 25)			5,481,757	(7,900,662)
Net loss		(18,169,070)	(5,952,875)	(16,322,779)
Deficit, beginning of year		(139,148,807)	(133,195,932)	(133,195,932)
Net loss		(18,169,070)	(5,952,875)	(16,322,779)
Deficit, end of year		$ (157,317,877)	$ (139,148,807)	$ (133,195,932)
Basic and diluted loss per share, continuing operations (Note 16)		$ (0.06)	$ (0.04)	$ (0.03)
Basic and diluted income (loss) per share, discontinued operations (Note 16)			0.02	(0.03)
Basic and diluted net loss per share (Note 16)		$ (0.06)	$ (0.02)	$ (0.06)

[1]	Deferred tax recovery and income tax recovery recognized for 2018 and 2017 are included Income (loss) from discontinued operations, net of taxes on the consolidated statements of operations and deficit.